The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

July 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

1933 Act Registration No. 333-169226

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing the interactive data format of risk/return summary information that reflect the risk/return summary information included in the Trust’s Prospectus dated as of February 28, 2014 and revised as of June 24, 2014, which was filed pursuant to Rule 497(e) on June 24, 2014.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures